Debt (Debt amounts outstanding) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Debt outstanding	$ 3,084.7	$ 3,381.1
Total related party debt	185.3	269.4
Total external and related party debt	3,084.7	3,405.8
Line of Credit
Debt Instrument [Line Items]
Total related party debt	0.0	24.7
Line of Credit | Term Loan B
Debt Instrument [Line Items]
Debt outstanding	2,686.4	2,836.9
Line of Credit | West Vela Facility
Debt Instrument [Line Items]
Debt outstanding	191.3	255.3
Line of Credit | West Polaris Facility
Debt Instrument [Line Items]
Debt outstanding	150.8	205.6
Line of Credit | Tender Rig Facility
Debt Instrument [Line Items]
Debt outstanding	56.2	83.3
Line of Credit | West Vencedor Facility
Debt Instrument [Line Items]
Total related party debt	$ 0.0	$ 24.7